Other Assets and Liabilities (Notes)	12 Months Ended
Dec. 31, 2014
Other Liabilities [Abstract]
OTHER ASSETS AND LIABILITIES
OTHER ASSETS AND LIABILITIES

Other Noncurrent Assets

Other noncurrent assets at December 31, 2014 and 2013, consisted of the following (in millions):

	2014	2013
Deferred charges, net of amortization	$582	$569
Goodwill	196	41
Investments - equity method and joint ventures	170	114
Deposits	53	15
Emissions credits	51	73
Deferred branding costs, net of amortization	43	22
Other assets, net of amortization	55	18
Total Other Noncurrent Assets	$1,150	$852

Other Liabilities

Other current liabilities and other noncurrent liabilities at December 31, 2014 and 2013, consisted of the following (in millions):

	2014	2013
Other Current Liabilities:
Taxes other than income taxes	$318	$404
Employee costs	307	232
Environmental liabilities	69	28
Interest	45	38
Current deferred tax liabilities	36	—
Income taxes payable	18	11
Pension and other postretirement benefits	10	9
Legal costs	8	2
Current maturities of debt	6	6
Asset retirement obligations	3	5
Current liabilities related to discontinued operations	12	—
Other	164	77
Total Other Current Liabilities	$996	$812

Other Noncurrent Liabilities:
Pension and other postretirement benefits	$421	$293
Environmental liabilities	205	234
Asset retirement obligations	58	24
Liability for unrecognized tax benefits, including interest and penalties	5	5
Noncurrent liabilities related to discontinued operations	30	—
Other	71	99
Total Other Noncurrent Liabilities	$790	$655